THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN SMALL COMPANY FUND

MARCH 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
CONSUMER DISCRETIONARY — 7.2%
Bath & Body Works	440,000	$13,340,800
Bowlero, Cl A	980,000	9,564,800
First Watch Restaurant Group *	730,000	12,154,500
Modine Manufacturing *	75,000	5,756,250
Ollie's Bargain Outlet Holdings *	165,000	19,199,400
OneSpaWorld Holdings	365,000	6,128,350
Planet Fitness, Cl A *	140,000	13,525,400
Shake Shack, Cl A *	125,000	11,021,250
Sweetgreen, Cl A *	440,000	11,008,800
Valvoline *	420,000	14,620,200
Wingstop	65,000	14,662,700
		130,982,450
CONSUMER STAPLES — 10.3%
Celsius Holdings *	1,000,000	35,620,000
Central Garden & Pet, Cl A *	525,000	17,183,250
elf Beauty *	345,000	21,662,550
Freshpet *	235,000	19,544,950
J&J Snack Foods	120,000	15,806,400
Lancaster Colony	120,000	21,000,000
Simply Good Foods *	1,040,000	35,869,600
Utz Brands, Cl A	1,395,000	19,641,600
		186,328,350
FINANCIALS — 19.5%
AMERISAFE	295,000	15,502,250
Baldwin Insurance Group, Cl A *	910,000	40,667,900
BancFirst	120,000	13,184,400
Cullen/Frost Bankers	210,000	26,292,000
First Financial Bankshares	1,015,000	36,458,800
German American Bancorp	405,000	15,187,500
Hamilton Lane, Cl A	100,000	14,867,000
Palomar Holdings *	210,000	28,786,800
PJT Partners	185,000	25,507,800
RLI	210,000	16,869,300

1

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN SMALL COMPANY FUND

MARCH 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
ServisFirst Bancshares	480,000	$39,648,000
Skyward Specialty Insurance Group *	546,325	28,911,519
Stock Yards Bancorp	275,000	18,991,500
StoneX Group *	134,658	10,285,178
WSFS Financial	425,000	22,044,750
		353,204,697
HEALTH CARE — 16.5%
AtriCure *	740,000	23,872,400
CONMED	365,000	22,042,350
Globus Medical, Cl A *	365,000	26,718,000
Inspire Medical Systems *	150,000	23,892,000
iRhythm Technologies *	284,595	29,791,404
Neogen *	2,385,000	20,677,950
Omnicell *	505,000	17,654,800
Penumbra *	100,000	26,741,000
Phreesia *	1,040,000	26,582,400
PROCEPT BioRobotics *	235,000	13,691,100
Repligen *	245,000	31,173,800
SI-BONE *	895,000	12,556,850
Stevanato Group	268,478	5,482,321
Tandem Diabetes Care *	480,000	9,196,800
Vericel *	215,000	9,593,300
		299,666,475
INDUSTRIALS — 23.0%
Albany International, Cl A	250,000	17,260,000
Brady, Cl A	235,000	16,600,400
CSW Industrials	95,000	27,694,400
Enerpac Tool Group, Cl A	495,000	22,205,700
Esab	325,000	37,862,500
ESCO Technologies	200,000	31,824,000
John Bean Technologies	290,000	35,438,000
Kadant	55,000	18,530,050
MSA Safety	280,000	41,073,200
RB Global	320,000	32,096,000

2

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN SMALL COMPANY FUND

MARCH 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
RBC Bearings *	55,000	$17,697,350
Simpson Manufacturing	140,000	21,991,200
SPX Technologies *	140,000	18,029,200
Standex International	205,000	33,084,950
Transcat *	210,000	15,634,500
Watts Water Technologies, Cl A	140,000	28,548,800
		415,570,250
INFORMATION TECHNOLOGY — 18.0%
Alkami Technology *	905,000	23,756,250
Braze, Cl A *	895,000	32,291,600
CommVault Systems *	105,000	16,564,800
Confluent, Cl A *	1,360,000	31,878,400
JFrog *	830,000	26,560,000
Novanta *	205,000	26,213,350
Nutanix, Cl A *	555,000	38,744,550
Onestream, Cl A *	1,410,000	30,089,400
Pure Storage, Cl A *	800,000	35,416,000
Rubrik, Cl A *	210,000	12,805,800
SentinelOne, Cl A *	1,785,000	32,451,300
Tenable Holdings *	560,000	19,588,800
		326,360,250
MATERIALS — 1.5%
Sensient Technologies	330,000	24,561,900
TriMas	121,660	2,850,494
		27,412,394
TOTAL COMMON STOCK
(Cost $1,454,601,070)		1,739,524,866

CASH EQUIVALENTS** — 3.8%

Fidelity Investments - Money Market Treasury Only, Cl I, 4.150%	20,000,000	20,000,000

3

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN SMALL COMPANY FUND

MARCH 31, 2025 (Unaudited)

CASH EQUIVALENTS** — continued
	Shares	Value
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 4.150%	48,188,716	$48,188,716
TOTAL CASH EQUIVALENTS
(Cost $68,188,716)		68,188,716
TOTAL INVESTMENTS — 99.8%
(Cost $1,522,789,786)		$1,807,713,582

Percentages are based on Net Assets of $1,810,754,534.

* Non-income producing security.
** Rate reported is the 7-day effective yield as of March 31, 2025.

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-001-4100

4

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN MID CAP FUND

MARCH 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value
COMMUNICATION SERVICES — 0.7%
Trade Desk, Cl A *	540,000	$29,548,800

CONSUMER DISCRETIONARY — 5.8%
Cava Group *	285,000	24,626,850
Dick's Sporting Goods	100,000	20,156,000
Domino's Pizza	87,730	40,307,548
Planet Fitness, Cl A *	315,000	30,432,150
Ulta Beauty *	195,000	71,475,300
Wingstop	200,000	45,116,000
		232,113,848
CONSUMER STAPLES — 10.3%
BellRing Brands *	191,844	14,284,704
Brown-Forman, Cl B	1,160,000	39,370,400
Clorox	375,000	55,218,750
elf Beauty *	735,000	46,150,650
Freshpet *	505,000	42,000,850
Hormel Foods	1,430,000	44,244,200
Maplebear *	580,000	23,136,200
McCormick	865,000	71,198,150
Monster Beverage *	1,256,690	73,541,499
		409,145,403
FINANCIALS — 14.6%
Arch Capital Group	220,000	21,159,600
Cullen/Frost Bankers	485,000	60,722,000
Everest Group	170,000	61,766,100
FactSet Research Systems	135,000	61,376,400
Hamilton Lane, Cl A	210,000	31,220,700
Houlihan Lokey, Cl A	80,000	12,920,000
Kinsale Capital Group	140,000	68,139,400
MSCI, Cl A	110,000	62,205,000
Ryan Specialty Holdings, Cl A	930,945	68,768,907
ServisFirst Bancshares	380,000	31,388,000
Toast, Cl A *	1,435,000	47,598,950

5

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN MID CAP FUND

MARCH 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Tradeweb Markets, Cl A	360,000	$53,445,600
		580,710,657
HEALTH CARE — 21.2%
Agilent Technologies	305,000	35,678,900
Bio-Techne	1,095,000	64,199,850
Cooper *	790,000	66,636,500
Dexcom *	810,000	55,314,900
Edwards Lifesciences *	1,140,000	82,627,200
Exact Sciences *	980,000	42,424,200
Hologic *	440,000	27,178,800
IDEXX Laboratories *	100,000	41,995,000
Mettler-Toledo International *	50,000	59,045,500
Penumbra *	255,000	68,189,550
Repligen *	330,000	41,989,200
STERIS PLC	175,000	39,663,750
Veeva Systems, Cl A *	385,000	89,177,550
Waters *	220,000	81,085,400
West Pharmaceutical Services	210,000	47,014,800
		842,221,100
INDUSTRIALS — 24.4%
AMETEK	520,000	89,512,800
Axon Enterprise *	70,000	36,816,500
Esab	440,000	51,260,000
Fastenal	810,000	62,815,500
Fortive	1,070,000	78,302,600
Graco	475,000	39,667,250
IDEX	455,000	82,341,350
Lincoln Electric Holdings	235,000	44,452,600
MSA Safety	410,000	60,142,900
Nordson	350,000	70,602,000
nVent Electric	785,000	41,149,700
Rockwell Automation	290,000	74,930,200
Toro	630,000	45,832,500
Veralto	695,000	67,727,750

6

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN MID CAP FUND

MARCH 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
WW Grainger	42,735	$42,214,915
Xylem	700,000	83,622,000
		971,390,565
INFORMATION TECHNOLOGY — 20.0%
Akamai Technologies *	340,000	27,370,000
Autodesk *	70,000	18,326,000
Confluent, Cl A *	3,064,325	71,827,778
Datadog, Cl A *	300,000	29,763,000
Entegris	200,000	17,496,000
Gitlab, Cl A *	570,000	26,790,000
MongoDB, Cl A *	310,000	54,374,000
Nutanix, Cl A *	1,110,000	77,489,100
Okta, Cl A *	855,000	89,963,100
Palo Alto Networks *	300,000	51,192,000
Procore Technologies *	570,000	37,631,400
Pure Storage, Cl A *	1,550,000	68,618,500
Synopsys *	125,000	53,606,250
Workday, Cl A *	375,000	87,573,750
Zscaler *	420,000	83,336,400
		795,357,278
TOTAL COMMON STOCK
(Cost $3,136,192,697)		3,860,487,651

CASH EQUIVALENTS** — 2.7%

Fidelity Investments - Money Market Treasury Only, Cl I, 4.150%	20,000,000	20,000,000
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 4.150%	89,287,792	89,287,792
TOTAL CASH EQUIVALENTS
(Cost $109,287,792)		109,287,792
TOTAL INVESTMENTS — 99.7%
(Cost $3,245,480,489)		$3,969,775,443

7

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN MID CAP FUND

MARCH 31, 2025 (Unaudited)

Percentages are based on Net Assets of $3,981,090,312.

* Non-income producing security.

** Rate reported is the 7-day effective yield as of March 31, 2025.

Cl — Class

PLC — Public Limited Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-002-3400

8

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN STRATEGIC FOCUS FUND

MARCH 31,2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%#
	Shares	Value
CONSUMER DISCRETIONARY — 3.5%
Ulta Beauty *	325	$119,126

CONSUMER STAPLES — 3.0%
elf Beauty *	1,630	102,348

FINANCIALS — 9.2%
MSCI, Cl A	155	87,652
Ryan Specialty Holdings, Cl A	1,670	123,363
Tradeweb Markets, Cl A	695	103,180
		314,195
HEALTH CARE — 22.2%
Bio-Techne	2,310	135,435
Dexcom *	1,350	92,192
Mettler Toledo International *	145	171,232
Veeva Systems, Cl A *	925	214,258
Waters *	390	143,742
		756,859
INDUSTRIALS — 23.7%
AMETEK	685	117,916
Fastenal	1,850	143,467
Fortive	2,080	152,214
IDEX	745	134,823
Rockwell Automation	500	129,190
Veralto	1,315	128,147
		805,757
INFORMATION TECHNOLOGY — 35.4%
Autodesk *	360	94,248
Datadog, Cl A *	810	80,360
MongoDB, Cl A *	600	105,240
Nutanix, Cl A *	955	66,669
Okta, Cl A *	1,895	199,392
Pure Storage, Cl A *	4,900	216,923

9

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN STRATEGIC FOCUS FUND

MARCH 31,2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
ServiceNow *	20	$15,923
Synopsys *	325	139,376
Workday, Cl A *	580	135,447
Zscaler *	760	150,799
		1,204,377
TOTAL COMMON STOCK
(Cost $3,366,550)		3,302,662

CASH EQUIVALENT** — 3.0%

Fidelity Investments - Money Market Treasury Only, Cl I, 4.150%	101,056	101,056
TOTAL CASH EQUIVALENT
(Cost $101,056)		101,056
TOTAL INVESTMENTS — 100.0%
(Cost $3,467,606)		$3,403,718

Percentages are based on Net Assets of $3,403,966.

# More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
* Non-income producing security.
** Rate reported is the 7-day effective yield as of March 31, 2025.

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-003-0300

10